Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	₨ (474.6)	$ (6.9)	₨ 3,996.7	₨ (3,087.0)
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	10,393.4		9,333.4		$ 150.3
Company's share of profit/(loss) in associates	1,110.6	16.1	1,183.0	1,109.3
Company's share of other comprehensive income in associates	83.2	1.2	(19.0)	(155.1)
Company's share of total comprehensive income in associates	₨ 1,193.8	$ 17.3	₨ 1,164.0	₨ 954.2